Average Annual Total Returns (Invesco Basic Balanced Fund)	12 Months Ended
	May 02, 2011
Institutional Class, Invesco Basic Balanced Fund | Return Before Taxes
Average Annual Total Returns
Column	Institutional Class : Inception (04/30/04)	[1]
Label	Return Before Taxes
1 Year	8.26%
5 Years	0.66%
Since Inception	3.48%
Inception Date	Apr. 30, 2004
Institutional Class, Invesco Basic Balanced Fund | Return After Taxes on Distributions
Average Annual Total Returns
Column	Institutional Class : Inception (04/30/04)	[1]
Label	Return After Taxes on Distributions
1 Year	7.96%
5 Years	(0.02%)
Since Inception	2.91%
Inception Date	Apr. 30, 2004
Institutional Class, Invesco Basic Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns
Column	Institutional Class : Inception (04/30/04)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	5.70%
5 Years	0.28%
Since Inception	2.78%
Inception Date	Apr. 30, 2004
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index: Inception (09/30/01)
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	4.06%
Inception Date	Sep. 30, 2001
Custom Basic Balanced Index
Average Annual Total Returns
Label	Custom Basic Balanced Index: Inception (09/30/01)
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.39%
5 Years	3.51%
Since Inception	5.53%
Inception Date	Sep. 30, 2001
Lipper Mixed-Asset Target Allocation Moderate Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Moderate Funds Index: Inception (09/30/01)
1 Year	11.54%
5 Years	3.63%
Since Inception	5.02%
Inception Date	Sep. 30, 2001

[1]	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is September 28, 2001.